SUPPLEMENT TO PROSPECTUS*

                                 March 19, 1999

                          Rainier Investment Management
                                  Mutual Funds


                Rainier Small/Mid Cap Equity Portfolio Investors

     The Rainier Small/Mid Cap Equity Portfolio (the "Small/Mid Cap Equity Portfolio") has reopened to new shareholder accounts effective March 19, 1999. See page 15 of the Prospectus for more information under "Purchasing Shares." Rainier Investment Management, Inc.(R), as the Advisor, may close and reopen the Small/Mid Cap Equity Portfolio to certain types of new shareholders in the future.

                               EXCHANGE PRIVILEGE

     You may now exchange shares from any Portfolio for shares of the Small/Mid Cap Equity Portfolio. For more information, see "Exchange Privilege" on page 19 of the Prospectus.




                                     RAINIER
                                   INVESTMENT
                                   MANAGEMENT
                                  Mutual Funds
                          601 Union Street, Suite 2801
                            Seattle, Washington 98101
                                 (800) 248-6314


* Prospectus Dated June 30, 1998.